Stock-Based Compensation Expense Included in Consolidated Statements of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 31,154	$ 25,440	$ 32,541
Stock-based compensation expense, included in restructuring expense	4,283	2,136
Total stock-based compensation cost	35,437	27,576	32,541
Income tax (benefit)	(6,937)	(7,178)	(10,159)
Total stock-based compensation cost, net of tax	28,500	20,398	22,382
SG&A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 31,154	$ 25,440	$ 32,541